Securities borrowed, lent and subject to repurchase agreements (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Securities borrowed or purchased under agreements to resell
Central bank funds sold and securities purchased under resale agreements	SFr 46,813	SFr 42,256
Deposits paid for securities borrowed	400	16,542
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	47,213	58,798
Securities lent or sold under agreements to repurchase
Central bank funds purchased and securities sold under repurchase agreements	821	19,421
Deposits received for securities lent	134	950
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	SFr 955	SFr 20,371